Foreign Exchange Gain (Loss), Net - Schedule of Foreign exchange gain (loss), net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Tax credits	$ (14.2)	$ (33.7)	$ (9.6)
Trade accounts receivable and contract assets	(1.9)	(37.6)	(8.4)
Cash and cash equivalents and financial investments	2.4	(37.7)	(17.6)
Other	4.0	(24.3)	9.8
Total Assets	(9.7)	(133.3)	(25.8)
Liabilities:
Loans and financing	3.9	4.9	7.8
Advances from customers	(1.0)	(0.5)	0.0
Provisions	12.3	34.7	14.8
Taxes and charges payable	4.0	12.8	2.5
Deferred income tax and social contribution	0.0	0.0	2.4
Other payables	5.9	(33.0)	(11.6)
Suppliers	(2.7)	19.0	14.8
Provisions for contingencies	3.2	18.7	5.5
Other	5.5	(0.4)	(0.1)
Total Liabilities	31.1	56.2	36.1
Net monetary and foreign exchange variations	21.4	(77.1)	10.3
Derivative financial instruments	4.1	(2.0)	(3.4)
Foreign exchange gain (loss), net	$ 25.5	$ (79.1)	$ 6.9